CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Total
Balance at Dec. 31, 2012	764,029
Balance, Amount at Dec. 31, 2012	$ 782	$ 43,912,427	$ (49,894,083)	$ (61,648)
Notes converted into shares	412,047
Notes converted into shares, Amount	$ 412	1,477,175			$ 1,477,587
Stock based compensation		46,840			46,840
Obligation to issue shares at fair value pursuant to service agreements		31,891			31,891
Issued at fair value pursuant to debt settlement agreements	$ 264,649
Issued at fair value pursuant to debt settlement agreements, Amount	$ 265	1,211,362			1,211,627
Finders’ fee		(11,300)			(11,300)
Issued at fair value pursuant to service agreements	3,500
Issued at fair value pursuant to service agreements, Amount	$ 4	38,932			38,936
Shares issued for director compensation	2,500
Shares issued for director compensation, Amount	$ 3	$ 8,173			$ 8,176
Non-cash exercise of warrants	18,986
Non-cash exercise of warrants, Amount
Foreign exchange translation adjustment				$ 3,314	$ 3,314
Net loss			$ (5,532,552)		$ (5,532,552)
Conversion of accounts payable to common stock, Amount
Balance at Dec. 31, 2013	1,465,712
Balance, Amount at Dec. 31, 2013	$ 1,466	$ 46,715,500	$ (55,426,635)	$ (58,334)	$ (8,768,003)
Shares issued for director compensation	811,000
Shares issued for director compensation, Amount	$ 811	$ 1,390,312			1,391,123
Foreign exchange translation adjustment				$ 58,334	58,334
Net loss			$ (30,883,096)		(30,883,096)
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock	14,048,701
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock, Amount	$ 14,049	$ 30,937,029			30,951,078
Conversion of accounts payable to common stock	1,836,361
Conversion of accounts payable to common stock, Amount	$ 1,836	4,347,592			4,349,428
Private placement (net of finders’ fee)	2,157,042
Private placement (net of finders’ fee), Amount	$ 2,157	1,875,343			1,877,500
Balance at Dec. 31, 2014	20,318,816
Balance, Amount at Dec. 31, 2014	$ 20,319	85,265,776	$ (86,309,731)		(1,023,636)
Stock based compensation		3,750			3,750
Net loss			$ (981,724)		(981,724)
Private placement (net of finders’ fee)	12,319,995
Private placement (net of finders’ fee), Amount	$ 12,320	2,313,694			2,326,014
Fair value of warrants recognized as derivative liabilities		(2,090,000)			(2,090,000)
Balance at Mar. 31, 2015	32,638,811
Balance, Amount at Mar. 31, 2015	$ 32,639	$ 85,493,220	$ (87,291,455)		$ (1,765,596)